Cover	Jan. 16, 2020
Cover page.
Document Type	8-K/A
Document Period End Date	Jan. 16, 2020
Entity Registrant Name	MICRON TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10658
Entity Tax Identification Number	75-1618004
Entity Address, Address Line One	8000 South Federal Way
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83716
City Area Code	208
Local Phone Number	368-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.10 per share
Trading Symbol	MU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000723125
Amendment Flag	true
Current Fiscal Year End Date	--09-03
Amendment Description	This Form 8-K/A is being filed as an amendment (the “Amendment”) to the Current Report on Form 8-K filed by Micron Technology, Inc. (the “Company”) with the Securities and Exchange Commission on January 23, 2020 (the “Original Form 8-K”). This Amendment is being filed solely to correct the effective date of the amendment and restatement of the Company’s bylaws as set forth in the Original Form 8-K.